Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		$ 696,838	$ 535,171	$ 474,544	$ 286,184
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	[1]	55,505	176,246
Short-term deposits and restricted cash	[1]	0	35,662
Trade receivables and other receivables	[1]	33,668	15,421
Other payables	[1]	(108)	(535)
Loans and Other Liabilities
In US dollar or linked thereto	[1]	$ (43,171)	$ (34,524)

[1]	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).